Annual Total Returns - Fidelity Freedom® 2005 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2005 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(2.49%)
Annual Return 2019	12.48%
Annual Return 2020	9.68%
Annual Return 2021	4.07%